Called up share capital and other equity instruments - Aggregate options outstanding under these plans (Details)	Dec. 31, 2019 GBP (£) shares	Dec. 31, 2018 GBP (£) shares	Dec. 31, 2017 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of HSBC Holdings ordinary shares (in shares) | shares	65,060,000	57,065,000	64,670,000
£4.0472–£5.9640
Disclosure of range of exercise prices of outstanding share options [line items]
Number of HSBC Holdings ordinary shares (in shares) | shares	65,060,681	57,065,513
£4.0472–£5.9640 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in GBP per share) | £	£ 4.0472	£ 4.0472
£4.0472–£5.9640 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in GBP per share) | £	£ 5.9640	£ 5.9640